Accounts Payable And Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Trade Payables	$ 265	$ 417
Capital Accruals	398	415
Royalty and Production Accruals	473	497
Other Accruals	514	490
Interest Payable	111	117
Outstanding Disbursements	2	27
Capital Lease Obligations, Current	66	7
Asset Retirement Obligation, current	66	33
Accounts Payable and Accrued Liabilities	$ 1,895	$ 2,003